Income Taxes (Details) - Schedule of income tax expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Expenses [Abstract]
Current income tax expenses	$ (138,188)	$ (997,198)	$ (543,211)
Deferred income tax benefits	(134,125)	1,346,616	58,424
Income tax benefits (expenses)	$ (272,313)	$ 349,418	$ (484,787)